Share-based payment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based payment
25.	Share-based payment

The Company’s Equity Incentive Plan (“Equity Plan”) was approved by the shareholders at the Annual General Meeting of the Company held on July 4, 2014 for duration of 10 years (from July 29, 2014 to July 28, 2024).

All options granted under the Equity Plan are subject to a vesting schedule as follows:

(1)	one year after the date of grant for up to 33% of the shares over which the options are exercisable;

(2)	two years after the date of grant for up to 66% (including (1) above) of the shares over which the options are exercisable; and

(3)	three years after the date of grant for up to 100% (including (1) and (2) above) of the shares over which the options are exercisable.

The expense recognized for employee services received during the year is shown in the following table:

	31.12.2016	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	RMB’000	US$’000

Expense arising from equity-settled share-based payment transactions	5,301	1,592	—	—

Total expense arising from share-based payment transactions	5,301	1,592	—	—

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in share options during the year:

	Number of share options	WAEP		Number of share options	WAEP
	2017	2017		2018	2018

Outstanding at January 1	530,000	US$	21.11 dollar	470,000	US$	21.11 dollar
Exercised during the year	(46,400)	US$	21.11 dollar	—	US$	21.11 dollar
Cancelled during the year	(13,600)	US$	21.11 dollar	—	US$	21.11 dollar

Outstanding at December 31	470,000	US$	21.11 dollar	470,000	US$	21.11 dollar

Exercisable at December 31	470,000	US$	21.11 dollar	470,000	US$	21.11 dollar

The fair value of services received in return for share options granted are measured by reference to the fair value of share options granted. The estimate of the fair value of the services received is measured based on the Black-Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural considerations.

Fair value of share options and assumptions

Date of grant of options	On July 29, 2014

Fair value at measurement date (US$)	5.70 dollar – 6.74 dollar

Share price (US$)	21.11 dollar
Exercise price (US$)	21.11 dollar
Expected volatility (%)	47.4
Expected option life (years)	3.5 – 5.5
Expected dividends (%)	5.81
Risk-free interest rate (%)	1.4 – 2.0

The exercise price for options outstanding as at December 31, 2018 was US$21.11 dollar (2017: US$21.11 dollar).

The weighted average remaining contractual life for the share options outstanding as at December 31, 2018 was 5.6 (2017: 6.6) years.

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

There are no market conditions associated with the share options granted. Service conditions and non-market performance conditions are not taken into account in the measurement of the fair value of the service to be received at the grant date.